General Information (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Yarrow Biotechnology, Inc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	8.00%	4.90%	4.90%
ProQR Therapeutics Holding B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
ProQR Therapeutics I B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
ProQR Therapeutics II B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
ProQR Therapeutics III B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
ProQR Therapeutics IV B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
ProQR Therapeutics V B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
ProQR Therapeutics VI B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
ProQR Therapeutics VII B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
ProQR Therapeutics VIII B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
ProQR Therapeutics IX B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Amylon Therapeutics B.V [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			80.00%
ProQR Therapeutics I Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%